Related party disclosures - Other Disclosures (Details) $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 AUD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 AUD ($)
Related Party Disclosures [Line Items]
Current receivables due from related parties	$ 43,253	$ 2,346	$ 81,622	$ 0
Covalent Lithium Pty Ltd.
Related Party Disclosures [Line Items]
Current receivables due from related parties	$ 0	$ 2,346	$ 1,041	$ 0